Basis of presentation	12 Months Ended
Dec. 31, 2017
Disclosure Of Basis Of Presentation [Abstract]
Basis of presentation
2.	Basis of presentation
a.

Statement of Compliance – These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS), its amendments and interpretations issued by the International Accounting Standards Board (IASB) issued and outstanding or issued and early adopted at the date of preparation of these consolidated financial statements.

b.	Translation into English – The accompanying consolidated financial statements have been translated from Spanish into English for use outside of Mexico.
c.

Basis of preparation – The consolidated financial statements have been prepared on the historical cost basis except for assets and liabilities assumed in the business combinations on the date of purchase, which were recorded at fair value.

•	Historical cost – Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.
•

Fair value – The Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2, leasing transactions that are within the scope of IAS 17, and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IAS 2 or value in use in IAS 36.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;
•	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
•	Level 3 inputs are unobservable inputs for the asset or liability
d.

Consolidation of financial statements – The consolidated financial statements include those of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. and its subsidiaries in which the Company has control, for the years ended December 31, 2015, 2016 and 2017. The consolidated subsidiaries are as follows:

Company	% participation	Location	Activity
Aeropuerto de Aguascalientes, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto del Bajío, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Guadalajara, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Hermosillo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de La Paz, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Los Mochis, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Manzanillo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Mexicali, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Morelia, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Puerto Vallarta, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de San José del Cabo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Tijuana, S.A. de C.V.	99.99%	Mexico	Operation of airport
Corporativo de Servicios Aeroportuarios, S.A. de C.V. (CORSA)	99.99%	Mexico	Provides personnel services
Fundación Grupo Aeroportuario del Pacífico, A.C. (Fundación GAP)	99.99%	Mexico	Social advice and support infrastructure of educational institutions
Puerta Cero Parking, S.A. de C.V. (PCP)	99.99%	Mexico	Operation of parking lot.
Servicios a la Infraestructura Aeroportuaria del Pacífico, S.A. de C.V. (SIAP)	99.99%	Mexico	Administrative services
Desarrollo de Concesiones Aeroportuarias, S.L. (Consolidated as of April 2015) (DCA)	100%	Spain	Management administration, maintenance, servicing of all types of infrastructure
MBJ Airports Limited (consolidated as of April 2015) (MBJA)	74.50%	Jamaica	Operation of airport
GA del Pacífico es do Brasil, LTDA	99.99%	Brazil	No operation

Control is achieved when the Company:

•	Has power over the investee;
•	Is exposed, or has rights, to variable returns from its involvement with the investee; and
•	Has the ability to use its power to affect its returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Company gains control until the date when the Company ceases to control the subsidiary.

Profit and each component of other comprehensive income are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Company’s accounting policies.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Company are eliminated in full on consolidation. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

e.	Application of new and revised International Financing Reporting Standards

Application of new and revised International Financing Reporting Standards (“IFRSs” or “ IAS”) and interpretations that are mandatorily effective for the current year

In the current year, the Company has applied a number of amendments to IFRSs and new Interpretation issued by the International Accounting Standards Board (IASB) that are mandatorily effective for an accounting period that begins on or after January 1, 2017.

Annual Improvements to IFRS Standards 2014 – 2016 Cycle

The Company has applied the amendments to IFRS 12 included in the Annual Improvements to IFRS Standards 2014 – 2016 Cycle.

IFRS 12 states that a Company is not required to provide summarized financial information for interests in subsidiaries, associates or joint ventures that are classified (or included in a disposal group that is classified) as held for sale. The amendments clarify that this is the only concession from the disclosure requirements of IFRS 12 for such interests.

The application of this amendment has no effect on the Company’s consolidated financial statements, as none of the Company’s interests in entities are classified, or included in a disposal group that is classified, as held for sale.

Amendments to IAS 7 Disclosure Initiative

The amendments require a Company to provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both cash and non-cash changes.

The Company´s liabilities arising from financing activities consist of loans and issuance of debt certificates (note 17). The application of this amendment have had no impact on the Company´s consolidated financial statements.

Amendments to IAS 12 Recognition of Deferred Tax Assets for Unrealised Losses

The amendments clarify how a Company should evaluate whether there will be sufficient future taxable profits against which it can utilize a deductible temporary difference.

The application of this amendment have no impact on the Company’s consolidated financial statements as the Company already assesses the sufficiency of future taxable profits in a way that is consistent with these amendments.

f.

Functional and presentation currency – The consolidated financial statements and notes as of December 31, 2015, 2016 and 2017, and for the years then ended, are prepared in pesos, which is both, the functional and reporting currency of the Company and are presented in thousands of pesos.

The assets and liabilities of foreign operations, including the fair value of assets arising on acquisition, are translated at the exchange rates prevailing at the reporting date. Income and expenses of foreign operations are translated at the average exchange rate for the period of transactions as of December 31, 2015, 2016 and 2017, which are as follows: 18.6568 1.1066

Currency	2015		2016		2017
Pesos / USD	Ps.	16.1548	Ps.	18.6568	Ps.	18.9326
USD / Euros		USD$1.1057		USD$1.1066		USD$1.1293

g.

Use of estimates and critical judgments in preparing the financial statements – The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the application of accounting policies relating to the reported amounts of assets, liabilities, income and expenses of the relevant period. Actual results could differ from these estimates. Information on the uncertainty in the use of assumptions and estimates that have a significant risk of resulting in a material adjustment within the next financial year are included in the following notes:

•	Identification of net assets and liabilities assumed in a business combination and determination of fair value (Note 4)
•	Estimation of doubtful accounts (Note 7)
•	Definition of useful lives and depreciation and amortization periods (Note 3.c. and 3.d.)
•	Probability of recovery of deferred income tax from tax loss carryforwards (Note 13.g)
•	Recovery of tax on assets paid in prior years (Note 13.i)
•	Assumptions used to determine liabilities for retirement benefits (Note 18)
•	Contingency liabilities (Note 29)

In addition to the estimates, the Company makes critical judgments in applying its accounting policies, which have a material effect on the amounts recognized in the financial statements. Management believes that the decisions made are the most reasonable based on information available, on the judgments made and the way it manages the operation of the Company. Critical judgments relate to the following:

Accounting for the Concession – Management believes it has carried out a comprehensive implementation of the standards applicable to the accounting treatment of its concessions in Mexico and Jamaica and it determined that, among others, International Financial Reporting Interpretation (IFRIC) 12 Service Concession Arrangements is applicable to the Company. The Company treats its investments related to improvements and upgrades to be performed in connection with the MDP under the intangible asset model established by IFRIC 12 and does not recognize a provision for maintenance, as all investments required by the MDP, regardless of their nature, directly increase the Maximum Tariff per traffic unit (MT). Accordingly, all amounts invested under the MDP have a direct correlation to the amount of fees the Company will be able to charge each passenger or cargo service provider, and thus, a direct correlation to the amount of revenues the Company will be able to generate. As result, management defines all expenditures associated with investments required by the MDP as revenue generating activities given that they ultimately provide future benefits, whereby subsequent improvements and upgrades made to the concession are recognized as intangible assets based on the principles of IFRIC 12. Additionally, compliance with the committed investments per the MDP is mandatory, as well as the fulfillment of the MT and therefore, in case of default in any of these obligations (MDP or MT), the Company could be subject to sanctions and even its concession could be revoked. To determine the amortization period of the intangible associated with the improvements and upgrades made to comply with the MDP, the Company focuses on the period over which they will generate future economic benefits or the concession term, whichever is less.

h.

Income from operations – This line item is comprised by total revenues less operating costs, including other income, net. See Note 26 for the components of other income, net. Although the presentation of income from operations is not required by nor is it defined under IFRS, it is included in the consolidated statements of profit or loss and other comprehensive income because management believes it represents a useful and reliable measure of the economic and financial performance of the Company.

i.

Comprehensive income – Comprehensive income comprised the net income of the period, plus other comprehensive income (loss) items of the same period. For the years ended December 31, 2015, 2016 and 2017, other comprehensive income are represented by the effects of translation of foreign subsidiaries and actuarial remeasurements. At the moment the assets and liabilities giving rise to other comprehensive income are realized, the latter are recognized in the income statement as long as permitted under IFRS.

j.	Classification of cost and expenses – Costs and expenses presented in the consolidated statements of profit or loss and other comprehensive income were classified according to their nature.